Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

(1) Basis of Presentation and Summary of Significant Accounting Policies

(a) Segments

During the three months ended March 31, 2016, Cardtronics, Inc., along with its wholly and majority-owned subsidiaries (collectively, the “Company”) reorganized its operations and created the Corporate & Other segment to separately present transaction processing operations from its primary automated teller machines (“ATM”) operations and present  the corporate general and administrative functions separate from its North America segment. Additionally, the ATM advertising business (i-design) was previously included within the North America segment and due to organizational changes is now a part of the Europe segment. The Company's ATM operations in the United States (“U.S.”), Canada, Mexico, and Puerto Rico are included in its North America segment. The Company’s ATM operations in the United Kingdom (“U.K.”), Germany, Poland, and its ATM advertising business (i-design) are included in its Europe segment. The Company’s transaction processing operations, which service its North American and European operations along with external customers, and the Company’s corporate general and administrative functions comprise the Corporate & Other segment. Segment information presented for prior periods has been revised to reflect this change in segments.

(b) Description of Business

The Company provides convenient automated consumer financial services through its network of ATMs and multi-function financial services kiosks. As of December 31, 2015, the Company provided services to approximately 190,000 devices across its portfolio, which included approximately 168,300 devices located in all 50 states of the U.S., approximately 15,700 devices throughout the U.K., approximately 1,100 devices throughout Germany and Poland, approximately 3,300 devices throughout Canada, and approximately 1,400 devices throughout Mexico. In the U.S. (including the U.S. territory of Puerto Rico), certain of the Company’s devices are multi-function financial services kiosks that, in addition to traditional ATM functions such as cash dispensing and bank account balance inquiries, perform other consumer financial services, including bill payments, check cashing, remote deposit capture (which is deposit-taking at ATMs using electronic imaging), and money transfers. The total count of approximately 190,000 devices also includes devices for which the Company provides processing only services and various forms of managed services solutions, which may include transaction processing, monitoring, maintenance, cash management, communications, and customer service.

Through its network, the Company provides ATM management and equipment-related services (typically under multi-year contracts) to large retail merchants of varying sizes, as well as smaller retailers and operators of facilities such as shopping malls, airports, and train stations. In doing so, the Company provides its retail partners with a compelling automated financial services solution that helps attract and retain customers, and in turn, increases the likelihood that the devices placed at their facilities will be utilized.

In addition to its retail merchant relationships, the Company also partners with leading national financial institutions to brand selected ATMs and financial services kiosks within its network, including BBVA Compass Bancshares, Inc. (“BBVA”), Citibank, N.A. (“Citibank”), Citizens Financial Group, Inc. (“Citizens”), Cullen/Frost Bankers, Inc. (“Cullen/Frost”), Santander Bank, N.A. (“Santander”), TD Bank, N.A. (“TD Bank”), and PNC Bank, N.A. (“PNC Bank”) in the U.S., The Bank of Nova Scotia (“Scotiabank”) and Santander in Puerto Rico, and Scotiabank, TD Bank, and Canadian Imperial Bank Commerce (“CIBC”) in Canada. In Mexico, the Company operates Cardtronics Mexico, S.A. de C.V. (“Cardtronics Mexico”) and partners with Grupo Financiero Banorte, S.A. de C.V. (“Banorte”) and Scotiabank to place their brands on the Company’s ATMs in exchange for certain services provided by them. As of December 31, 2015, approximately 22,000 of the Company’s ATMs were under contract with approximately 500 financial institutions to place their logos on the machines and to provide convenient surcharge-free access for their banking customers.

The Company also owns and operates the Allpoint network (“Allpoint”), the largest surcharge-free ATM network within the U.S. (based on the number of participating ATMs). Allpoint, which has approximately 55,000 participating ATMs, provides surcharge-free ATM access to customers of approximately 1,300 financial institutions that may lack a significant ATM network in exchange for either a fixed monthly fee per cardholder or a set fee per transaction that is paid by the financial institutions who are members of the network. The Allpoint network includes a majority of the Company’s ATMs in the U.S., a portion of the Company’s ATMs in the U.K., Canada, Puerto Rico, and Mexico. Allpoint also works with financial institutions that manage stored-value debit card programs on behalf of corporate entities and governmental agencies, including general purpose, payroll and electronic benefits transfer (“EBT”) cards. Under these programs, the issuing financial institutions pay Allpoint a fee per issued stored-value card or per transaction in return for allowing the users of those cards surcharge-free access to Allpoint’s participating ATM network.

Finally, the Company owns and operates an electronic funds transfer (“EFT”) transaction processing platform that provides transaction processing services to its network of ATMs and financial services kiosks as well as other ATMs under managed services arrangements. Additionally, through its recent acquisition of Columbus Data Services, L.L.C. (“CDS”), the Company provides leading-edge ATM processing solutions to ATM sales and service organizations and financial institutions.

(c) Basis of Presentation and Consolidation

The consolidated financial statements include the accounts of the Company. All material intercompany accounts and transactions have been eliminated in consolidation. Because the Company owns a majority interest in, and realizes a majority of the earnings and/or losses of, Cardtronics Mexico, this entity is reflected as a consolidated subsidiary in the accompanying consolidated financial statements, with the remaining ownership interests not held by the Company being reflected as noncontrolling interests.

In December 2015, Cardtronics Mexico initiated an equity subscription offering to its shareholders to increase its equity capital. Prior to the offering and recapitalization, the Company owned 51.0% of Cardtronics Mexico. The minority partners of Cardtronics Mexico did not subscribe to the offering, and the Company exercised its right to subscribe for the entire offering. As a result of the subscription, and effective December 11, 2015, the Company owns 95.7% of Cardtronics Mexico.

The Company presents Cost of ATM operating revenues and Gross profit within its Consolidated Statements of Operations exclusive of depreciation, accretion, and amortization of intangible assets related to ATMs and ATM-related assets. The following table sets forth the amounts excluded from Cost of ATM operating revenues and Gross profit during the years ended December 31, 2015, 2014, and 2013:

	2015	2014	2013
	(In thousands)
Depreciation and accretion expenses related to ATMs and ATM-related assets	$64,695	$63,711	$59,841
Amortization of intangible assets	38,799	35,768	27,336
Total depreciation, accretion, and amortization of intangible assets excluded from Cost of ATM operating revenues and Gross profit	$103,494	$99,479	$87,177

(d) Use of Estimates in the Preparation of Financial Statements

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates include the carrying amount of intangibles, goodwill, asset retirement obligations, contingencies, and valuation allowances for receivables, inventories, and deferred income tax assets. Additionally, the Company is required to make estimates and assumptions related to the valuation of its derivative instruments and stock-based compensation. Actual results can, and often do, differ from those assumed in the Company’s estimates.

(e) Cash and Cash Equivalents

For purposes of reporting financial condition and cash flows, cash and cash equivalents include cash in bank and short-term deposit sweep accounts. Additionally, the Company maintains cash on deposit with banks that is pledged for a particular use or restricted to support a potential liability. These balances are classified as Restricted cash in the Current assets or Noncurrent assets line items on the Company’s Consolidated Balance Sheets based on when the Company expects this cash to be used. There was $31.6 million and $20.4 million of Restricted cash in the Current assets line item in the accompanying Consolidated Balance Sheets as of December 31, 2015 and 2014, respectively. Current restricted cash consisted of amounts collected on behalf of, but not yet remitted to, certain of the Company’s merchant customers or third-party service providers. The increase in the Restricted cash line item in the accompanying Consolidated Balance Sheets from December 31, 2014 to December 31, 2015 is primarily attributable to settlement balances associated with the acquisition of CDS, on July 1, 2015. These assets are offset by accrued liability balances in the Current liability line item in the Company’s Consolidated Balance Sheets.

(f) ATM Cash Management Program

The Company relies on agreements with various banks to provide the cash that it uses in its devices in which the merchants do not provide their own cash. The Company pays a fee for its usage of this vault cash based on the total amount of cash outstanding at any given time, as well as fees related to the bundling and preparation of such cash prior to it being loaded in the devices. At all times, beneficial ownership of the cash is retained by the cash providers, and the Company has no access to the cash except for those ATMs that are serviced by the Company’s wholly-owned armored courier operations in the U.K. While the armored courier operations have physical access to the cash loaded in those machines, beneficial ownership of that cash remains with the cash provider at all times. The Company’s vault cash agreements expire at various times through June 2020. (See Note 19. Concentration Risk for additional information on the concentration risk associated with the Company’s vault cash arrangements.) Based on the foregoing, the ATM vault cash, and the related obligations, are not reflected in the accompanying consolidated financial statements. The average amount of cash in the Company’s devices for the quarters ended December 31, 2015 and 2014 was approximately $3.7 billion and $3 billion, respectively.

(g) Accounts Receivable, net of Allowance for Doubtful Accounts

Accounts receivable are comprised of amounts due from the Company’s clearing and settlement banks for transaction revenues earned on transactions processed during the month ending on the balance sheet date, as well as receivables from bank-branding and network-branding customers, and for equipment sales and service. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts represents the Company’s best estimate of the amount of probable credit losses on the Company’s existing accounts receivable. The Company reviews its allowance for doubtful accounts monthly and determines the allowance based on an analysis of its past due accounts. All balances over 90 days past due are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(h) Inventory

Inventory consists principally of used ATMs, ATM spare parts, and ATM supplies and is stated at the lower of cost or market. Cost is determined using the average cost method. The following table is a breakdown of the Company’s primary inventory components as of December 31, 2015 and 2014:

	2015	2014
	(In thousands)
ATMs	$2,568	$2,046
ATM parts and supplies	8,400	5,012
Total	10,968	7,058
Less: Inventory reserves	(293)	(1,087)
Inventory, net	$10,675	$5,971

(i) Property and Equipment, Net

Property and equipment are stated at cost, and depreciation is calculated using the straight-line method over estimated useful lives ranging from three to ten years. Most new ATMs are depreciated over eight years and most refurbished ATMs and installation-related costs are depreciated over five years, all on a straight-line basis. Leasehold improvements and property acquired under capital leases are amortized over the useful life of the asset or the lease term, whichever is shorter. Also included in property and equipment are new ATMs and/or financial services kiosks and the associated equipment the Company has acquired for future installation. These devices are held as “deployments in process” and are not depreciated until actually installed. Significant refurbishment costs that extend the useful life of an asset, or enhance its functionality are capitalized and depreciated over the estimated remaining life of the improved asset. Property and equipment are reviewed for impairment at least annually and additionally whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

Maintenance on the Company’s devices is typically performed by third-parties and is generally incurred as a fixed fee per month per device, except for in the U.K. where maintenance is primarily performed by in-house technicians. In both cases, amounts incurred for maintenance are expensed as incurred.

Also included within property and equipment are costs associated with internally-developed products. The Company capitalizes certain internal costs associated with developing new or enhanced products and technology that are expected to benefit multiple future periods through enhanced revenues and/or cost savings and efficiencies. Internally developed projects are placed into service and depreciation is commenced once the products are completed and become operational. These projects generally are depreciated over estimated useful lives of three to five years on a straight-line basis. During 2015, the Company capitalized internal development costs of approximately $5 million.

Depreciation expense for property and equipment for the years ended December 31, 2015, 2014, and 2013 was $82.8 million, $73.1 million, and $65.7 million, respectively. As of December 31, 2015, the Company did not have any material capital leases outstanding. See Note 1(m). Asset Retirement Obligations, for additional information on asset retirement obligations associated with the Company’s devices.

(j) Intangible Assets Other Than Goodwill

The Company’s intangible assets include merchant contracts/relationships and branding agreements acquired in connection with acquisitions of ATM and kiosk-related assets (i.e., the right to receive future cash flows related to transactions occurring at these merchant locations), exclusive license agreements and site acquisition costs (i.e., the right to be the exclusive ATM or kiosk service provider, at specific locations, for the time period under contract with a merchant customer), technology, non-compete agreements, deferred financing costs relating to the Company’s credit agreements (see Note 10. Long-Term Debt), and trade names acquired.

The estimated fair value of the merchant contracts/relationships within each acquired portfolio is determined based on the estimated net cash flows and useful lives of the underlying contracts/relationships, including expected renewals. The merchant contracts/relationships comprising each acquired portfolio are typically homogenous in nature with respect to the underlying contractual terms and conditions. Accordingly, the Company generally pools such acquired merchant contracts/relationships into a single intangible asset, by acquired portfolio, for purposes of computing the related amortization expense. The Company amortizes such intangible assets on a straight-line basis over the estimated useful lives of the portfolios to which the assets relate. Because the net cash flows associated with the Company’s acquired merchant contracts/relationships have historically increased subsequent to the acquisition date, the use of a straight-line method of amortization effectively results in an accelerated amortization schedule. The estimated useful life of each portfolio is determined based on the weighted average lives of the expected cash flows associated with the underlying merchant contracts/relationships comprising the portfolio, and takes into consideration expected renewal rates and the terms and significance of the underlying contracts/relationships themselves. Costs incurred by the Company to renew or extend the term of an existing contract are expensed as incurred, except for any direct payments made to the merchants, which are set up as new intangible assets (exclusive license agreements). Certain acquired merchant contracts/relationships may have unique attributes, such as significant contractual terms or value, and in such cases, the Company will separately account for these contracts in order to better assess the value and estimated useful lives of the underlying merchant relationships.

The Company tests its acquired merchant contract/relationship intangible assets for impairment, along with the related devices, on an individual contract/relationship basis for the Company’s significant acquired contracts/relationships, and on a pooled or portfolio basis (by acquisition) for all other acquired contracts/relationships. If, subsequent to the acquisition date, circumstances indicate that a shorter estimated useful life is warranted for an acquired portfolio or an individual customer relationship as a result of changes in the expected future cash flows associated with the individual contracts/relationships comprising that portfolio or relationship, then that portfolio’s remaining estimated useful life and related amortization expense are adjusted accordingly on a prospective basis.

Whenever events or changes in circumstances indicate that a merchant contract/relationship intangible asset may be impaired, the Company evaluates the recoverability of the intangible asset, and the related devices, by measuring the related carrying amounts against the estimated undiscounted future cash flows associated with the related contract or portfolio of contracts. Should the sum of the expected future net cash flows be less than the carrying values of the tangible and intangible assets being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying values of the tangible and intangible assets exceeded the calculated fair value.

No impairment of indefinite-lived intangible assets was identified during the years ended December 31, 2015 and 2014. Additional information regarding the Company’s intangible assets is included in Note 7. Intangible Assets.

(k) Goodwill

Goodwill resulting from a business combination is not amortized but is tested for impairment at least annually and more frequently if conditions warrant. Under U.S. GAAP, goodwill should be tested for impairment at the reporting unit level, which in the Company’s case involves five separate reporting units: (i) the Company’s domestic reporting unit, (ii) the ATM operations in the U.K, (iii) the Mexico operations, (iv) the Canadian operations, and (v) the German operations. In 2015, the Company elected to forego the qualitative assessment allowed under U.S. GAAP and perform the quantitative assessment prescribed by the guidance where the carrying amount of the net assets associated with each applicable reporting unit is compared to the estimated fair value of such reporting unit as of the annual testing date, December 31, 2015. When estimating fair values of a reporting unit for its goodwill impairment test, the Company utilizes a combination of the income approach and market approach, which incorporates both management’s views and those of the market. The income approach provides an estimated fair value based on each reporting unit’s anticipated cash flows, which have been discounted using a weighted average cost of capital rate for each reporting unit. The market approach provides an estimated fair value based on the Company’s market capitalization that is computed using the market price of its common stock and the number of shares outstanding as of the impairment test date. The sum of the estimated fair values for each reporting unit, as computed using the income approach, is then compared to the fair value of the Company as a whole, as determined based on the market approach. If such amounts are consistent, the estimated fair values for each reporting unit, as derived from the income approach, are utilized.

All of the assumptions utilized in estimating the fair value of the Company’s reporting units and performing the goodwill impairment test are inherently uncertain and require significant judgment on the part of management. The primary assumptions used in the income approach are estimated cash flows, the weighted average cost of capital for each reporting unit, and valuation multiples assigned to the earnings before interest expense, income taxes, depreciation and accretion expense, and amortization expense (“EBITDA”) of each reporting unit in order to assess the terminal value for each reporting unit. Estimated cash flows are primarily based on the Company’s projected revenues, operating costs, and capital expenditures and are discounted based on comparable industry average rates for the weighted average cost of capital for each reporting unit. The Company utilized discount rates based on weighted average cost of capital amounts ranging from approximately 9%to 11% when estimating the fair values of its reporting units as of December 31, 2015 and 2014. With respect to the EBITDA multiples utilized in assessing the terminal value of each of its reporting units, the Company utilized its current multiple, but also evaluated it in relation to current and historical valuation multiples assigned to a number of its industry peer group companies for reasonableness.

Based on the results of the impairment analysis, the Company determined that no impairment of goodwill existed as of December 31, 2015 and 2014, respectively, as the fair values of its reporting units were in excess of the carrying values of such reporting units.

(l) Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes, which are based on temporary differences between the amount of taxable income and income before provision for income taxes and between the tax basis of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the consolidated financial statements at current income tax rates. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. As the ultimate realization of deferred tax assets is dependent on the generation of future taxable income during the periods in which those temporary differences become deductible, the Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. In the event the Company does not believe it is more-likely-than-not that it will be able to utilize the related tax benefits associated with deferred tax assets, valuation allowances will be recorded to reserve for the assets.

(m) Asset Retirement Obligations

The Company estimates the fair value of future retirement costs associated with its ATMs and recognizes this amount as a liability on a pooled basis based on estimated deinstallation dates in the period in which it is incurred, and when it can be reasonably estimated. The Company’s estimates of fair value involve discounted future cash flows. The Company capitalizes the initial estimated fair value amount as an asset and depreciates the amount over its estimated useful life. Subsequent to recognizing the initial liability, the Company recognizes an ongoing expense for changes in such liabilities due to the passage of time (i.e., accretion expense), which is recorded in the Depreciation and accretion expense line item in the accompanying Consolidated Statements of Operations. As the liability is not revalued on a recurring basis, it is periodically reevaluated based on current cost estimate and contract information. Upon settlement of the liability, the Company recognizes a gain or loss for any difference between the settlement amount and the liability recorded. Additional information regarding the Company’s asset retirement obligations is included in Note 11. Asset Retirement Obligations.

(n) Revenue Recognition

ATM operating revenues. Substantially all of the Company’s revenues are generated from ATM and kiosk operating and transaction-based fees, which are reflected in the ATM operating revenues line item in the accompanying Consolidated Statements of Operations. ATM operating revenues primarily include the following:

•	Surcharge, interchange, and Dynamic Currency Conversion (“DCC”) revenues, which are recognized daily as the underlying transactions are processed.

•

Bank-branding revenues, which are generated by the Company’s bank-branding arrangements, under which financial institutions generally pay a fixed monthly fee per device to the Company to place their brand name on selected ATMs and multi-function kiosks within the Company’s portfolio. In return for such fees, the branding institution’s customers can use those branded devices without paying a surcharge fee. The monthly per device branding fees are recognized as revenues on a monthly basis as earned, and a portion of the arrangements are subject to escalation clauses within the agreements. In addition to the monthly branding fees, the Company may also receive a one-time set-up fee per device. This set-up fee is separate from the recurring, monthly branding fees and is meant to compensate the Company for the burden incurred related to the initial set-up of a branded device versus the on-going monthly services provided for the actual branding. The Company has deferred these set-up fees (as well as the corresponding costs associated with the initial set-up) and is recognizing such amounts as revenue (and expense) over the terms of the underlying bank-branding agreements on a straight-line basis.

•

Surcharge-free network revenues, which are generated by the operations of Allpoint, the Company’s surcharge-free network. The Company allows cardholders of financial institutions that participate in Allpoint to utilize the Company’s network of devices on a surcharge-free basis. In return, the participating financial institutions pay a fixed fee per month per cardholder or a fee per transaction to the Company. These surcharge-free network fees are recognized as revenues on a monthly basis as earned.

•

Managed services revenues, which the Company typically receives a fixed management fee or fee per transaction or service provided. While the management fee and any transaction-based fees are recognized as revenue as earned (generally monthly), the surcharge and interchange fees generated by the ATMs under the managed services agreements are earned by the Company’s customer, and therefore, are not recorded as revenue of the Company.

•

Other revenues, which includes maintenance fees, fees from other consumer financial services offerings such as check-cashing, remote deposit capture (deposit-taking) and bill pay services, and other services. With respect to its automated consumer financial services offerings, the Company typically recognizes the revenues as the services are provided and the revenues earned.

ATM product sales. The Company also generates revenues from the sale of ATMs to merchants and certain equipment resellers. Such amounts are reflected as “ATM product sales and other revenues” in the accompanying Consolidated Statements of Operations. Revenues related to the sale of ATMs to merchants are recognized when the equipment is delivered to the customer and the Company has completed all required installation and set-up procedures. With respect to the sale of ATMs to associate value-added resellers (“VARs”), the Company recognizes and invoices revenues related to such sales when the equipment is shipped from the manufacturer to the associate VAR. The Company typically extends 30-day terms and receives payment directly from the associate VAR irrespective of the ultimate sale to a third-party.

ATM services. Effective with the Sunwin Services Group (“Sunwin”) acquisition in November 2014, and prior to the sale of the Sunwin retail cash-in-transit operation in the second half of 2015, the Company also generated revenues from the sale of services to retailers, including the provision of cash delivery and maintenance services. Revenues from this business activity have been included within the ATM product sales and other revenues line item in the accompanying Consolidated Statements of Operations. The Company recognizes and invoices revenues related to these services when the service has been performed.

Merchant-owned arrangements. In connection with the Company’s merchant-owned ATM operating/processing arrangements, the Company typically pays all or a sizable portion of the transaction fees that it collects to the merchant as payment for providing, placing, and maintaining the ATM unit. Pursuant to the guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 605-45-45, Revenue Recognition - Principal Agent Considerations - Other Presentation Matters, the Company has assessed whether to record such payments as a reduction of associated ATM transaction revenues or a cost of revenues. Specifically, if the Company acts as the principal and is the primary obligor in the ATM transactions, provides the processing for the ATM transactions, has significant influence over pricing, and has the risks and rewards of ownership, including a variable earnings component and the risk of loss for collection, the Company recognizes the surcharge and interchange fees on a gross basis and does not reduce its reported revenues for payments made to the various merchants and retail establishments where the ATM units are housed. As a result, for agreements under which the Company acts as the principal, the Company records the total amounts earned from the underlying ATM transactions as ATM operating revenues and records the related merchant commissions as a cost of ATM operating revenues. However, for those agreements in which the Company does not meet the criteria to qualify as the principal agent in the transaction, the Company does not record the related surcharge and interchange revenue as the rights associated with this revenue stream inure to the benefit of the merchant.

(o) Stock-Based Compensation

The Company calculates the fair value of stock-based instruments awarded to employees on the date of grant and recognizes the calculated fair value as compensation cost over the requisite service period. For additional information on the Company’s stock-based compensation, see Note 3. Stock-Based Compensation.

(p) Derivative Financial Instruments

The Company utilizes derivative financial instruments to hedge its exposure to changing interest rates related to the Company’s ATM and kiosk cash management activities. The Company does not enter into derivative transactions for speculative or trading purposes, although circumstances may subsequently change the designation of its derivatives to economic hedges.

The Company records derivative instruments at fair value on its Consolidated Balance Sheets. These derivatives, which consist of interest rate swaps, are valued using pricing models based on significant other observable inputs (Level 2 inputs under the fair value hierarchy prescribed by U.S. GAAP), while taking into account the nonperformance risk of the counterparty. The majority of the Company’s derivative transactions have been accounted for as cash flow hedges and, accordingly, changes in the fair values of such derivatives have been reflected in the Accumulated other comprehensive loss, net line item in the accompanying Consolidated Balance Sheets to the extent that the hedging relationships are determined to be effective, and then recognized in earnings when the hedged transactions occur. For additional information on the Company’s derivative financial instruments, see Note 15. Derivative Financial Instruments.

In connection with the issuance of the $287.5 million of 1.00% convertible senior notes due December 2020 (“Convertible Notes”), the Company entered into separate convertible note hedge and warrant transactions with certain of the initial purchasers to reduce the potential dilutive impact upon the conversion of the Convertible Notes. For additional information on the Company’s convertible note hedges and warrant transactions, see Note 10. Long-Term Debt.

(q) Fair Value of Financial Instruments

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. U.S. GAAP does not require the disclosure of the fair value of lease financing arrangements and non-financial instruments, including intangible assets such as goodwill and the Company’s merchant contracts/relationships. See Note 16. Fair Value Measurements for the Company’s fair value evaluation of its financial instruments.

(r) Foreign Currency Translation

The Company is exposed to foreign currency translation risk with respect to its international operations. The functional currencies for these businesses are their respective local currencies. Accordingly, results of operations of the Company’s international subsidiaries are translated into U.S. dollars using average exchange rates in effect during the periods in which those results are generated. Furthermore, the Company’s foreign operations’ assets and liabilities are translated into U.S. dollars using the exchange rate in effect as of each balance sheet reporting date. The resulting translation adjustments have been included in the Accumulated other comprehensive loss, net line item in the accompanying Consolidated Balance Sheets.

The Company currently believes that the unremitted earnings of all of its international subsidiaries will be reinvested in the corresponding country of origin for an indefinite period of time. Accordingly, no deferred taxes have been provided for the differences between the Company’s book basis and underlying tax basis in those subsidiaries or on the foreign currency translation adjustment amounts.

(s) Treasury Stock

Treasury stock is recorded at cost and carried as a reduction to stockholders’ equity until retired or reissued.

(t) Advertising Costs

Advertising costs are expensed as incurred and totaled $5.4 million, $5.4 million, and $4.4 million during the years ended December 31, 2015, 2014, and 2013, respectively, and are included in the Selling, general, and administrative expenses line item in the accompanying Consolidated Statements of Operations.

(u) Working Capital Deficit

The Company’s surcharge and interchange revenues are typically collected in cash on a daily basis or within a short period of time subsequent to the end of each month. However, the Company typically pays its vendors on 30 day terms and is not required to pay certain of its merchants until 20 days after the end of each calendar month. As a result, the Company will typically utilize the excess cash flow generated from such timing differences to fund its capital expenditure needs or to repay amounts outstanding under its revolving line of credit (which, when drawn upon, is reflected as in the Long-term liability line item in the accompanying Consolidated Balance Sheets). Accordingly, this utilization will often cause the Company’s balance sheet to reflect a working capital deficit position. The Company considers such a presentation to be a normal part of its ongoing operations.

(v) Recent Accounting Pronouncements Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), which supersedes the revenue recognition requirements in Accounting Standards Codification 605, Revenue Recognition.

The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance provides a five-step process to achieve that core principle. ASU 2014-09 requires disclosures enabling users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract.

ASU 2014-09 was originally effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, using one of two retrospective application methods. However, in July 2015, FASB approved the deferral of the effective date of ASU 2014-09 to interim and annual periods beginning after December 15, 2017. Early application is not permitted. In May 2015 the FASB issued proposed amendments to clarify and simplify accounting for licenses of intellectual property and the identification of performance obligations. The Company is currently monitoring the amendments and evaluating the effect that the adoption of ASU 2014-09 will have on the Company’s financial statements.

In April 2015, the FASB issued ASU No. 2015-03, “Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs” (“ASU 2015-03”). ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability instead of being presented as an asset. ASU 2015-03 requires retrospective application and is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted for financial statements that have not been previously issued. The Company does not expect ASU 2015-03 to have a material effect on the Company's results of operations; however, it will impact future balance sheet presentation and financial statement disclosures related to the Company's debt issuance costs.

In July 2015, the FASB issued ASU 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory” (“ASU 2015-11”). ASU 2015-11 applies to inventory that is measured using either the first-in, first-out or average cost methods and requires entities to measure their inventory at the lower of cost and net realizable value. ASU 2015-11 defines net realizable value as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU 2015-11 is effective for annual periods beginning after December 15, 2016, and interim periods therein. The Company does not expect ASU 2015-11 to have a material effect on the Company’s results of operations.

In August 2015, the FASB issued ASU No. 2015-15, “Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting” (“ASU 2015-15”), which clarifies the treatment of debt issuance costs from line-of-credit arrangements after the adoption of ASU 2015-03. ASU 2015-15 clarifies that the SEC staff would not object to an entity deferring and presenting debt issuance costs related to a line-of-credit arrangement as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of such arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Company does not expect ASU 2015-15 to have a material effect on the Company’s results of operations; however, it could impact future balance sheet presentation and financial statement disclosures related to the Company's debt issuance costs.

The Company plans to implement ASU No 2015-03 and 2015-15 for its year commencing on January 1, 2016.

In September 2015, the FASB issued ASU No. 2015-16, “Business Combinations (Topic 805): Simplifying the Accounting Measurement - Period Adjustments” (“ASU 2015-16”). ASU 2015-16 requires an acquirer to recognize adjustments to provisional amounts in the period in which the adjustment amount is determined. The acquirer is also required to record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition the acquirer is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. This guidance is effective for fiscal years and interim periods beginning after December 15, 2015, and requires prospective application. The Company does not expect ASU 2015-16 to have a material effect on the Company’s results of operations.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes” (“ASU 2015-17”). ASU 2015-17 eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. This guidance is effective for annual periods beginning after December 15, 2017 and interim periods beginning December 15, 2018. The Company does not expect ASU 2015-17 to have a material effect on the Company’s results of operations, however, the Company’s balance sheet classification of current deferred taxes would change materially. The Company is considering early adopting ASU 2015-17 in 2016.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). ASU 2016-01 addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is not permitted. The Company is currently evaluating the impact that the standard will have on the Company’s consolidated financial statements, if any.